Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 226,142	$ 352,738
Prepaid expenses and other current assets	43,352	51,349
Investment in affiliated company	0	27,637
Refundable income taxes	0	26,078
Total current assets	269,494	457,802
Total assets	269,494	457,802
Current liabilities:
Accounts payable	113,513	86,014
Accrued payable to founders	0	49,997
Derivative liability	104,300	83,500
Accrued compensation	1,391,297	393,431
Accrued expenses and other	724,247	267,401
Total current liabilities	2,333,357	880,343
Convertible notes	735,148	0
Total liabilities	3,068,505	880,343
Stockholders’ deficit:
Common stock, $0.00001 par value: 100,000,000 shares authorized: 7,241,137 and 805,803 shares issued and outstanding at December 31, 2021 and 2020, respectively	72	8
Additional paid-in capital	1,728,148	420,198
Accumulated deficit	(4,527,232)	(842,754)
Total stockholders’ deficit	(2,799,011)	(422,541)
Total liabilities and stockholders’ deficit	269,494	457,802
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value	0	6
Series B Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value	$ 1	$ 1